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                                                         SEC FILE NOS. 033-08865
                                                                       811-04847


                                  ECLIPSE FUNDS

                        ECLIPSE ULTRA SHORT DURATION FUND
            (FORMERLY KNOWN AS ECLIPSE ULTRA SHORT TERM INCOME FUND)

                        Supplement dated October 1, 2002
                                     to the
                    EclipseFunds Prospectus and Statement of
                        Additional Information each dated
                       March 1, 2002 as revised on July 1,
                                      2002

This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information (the "SAI") of Eclipse Funds (the "Trust") regarding Eclipse Ultra Short Term Income Fund (the "Fund"). You may obtain copies of the Prospectus or the SAI, free of charge, by writing to NYLIFE Distributors Inc., attn: Eclipse Marketing Dept., NYLIM Center, 169 Lackawanna Ave., Parsippany, New Jersey 07054.

                      -----------------------------------

At a meeting held on September 12, 2002, the Board of Trustees of the Trust approved changing the name of the Eclipse Ultra Short Term Income Fund to the "Eclipse Ultra Short Duration Fund," effective December 16, 2002. The new name more accurately reflects the Fund's focus on duration rather than maturity and may result in investments in bonds with a slightly broader range of maturities.

To reflect the Fund's name change, the following changes are made to the Prospectus and SAI:

1. Effective December 16, 2002, all references to the "Eclipse Ultra Short Term Income Fund" in the Prospectus and SAI shall be deemed to refer to "Eclipse Ultra Short Duration Fund."

2. Principal Investment Strategies Investment Process, and Principal Risks

Effective December 16, 2002, the "Principal Investment Strategies," "Investment Process," and "Principal Risks" sections on pages 60-61 of the Prospectus are amended and restated in their entirety as follows:

         PRINCIPAL INVESTMENT STRATEGIES

         The Fund normally invests at least 80% of its assets in INVESTMENT GRADE, fixed-income securities (such as bonds) issued by U.S. corporations or issued and guaranteed by the
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         U.S. Government, its agencies or instrumentalities. Under normal market conditions, the Fund seeks to maintain its maximum duration at no more than 13 months.

         INVESTMENT PROCESS

         NYLIM, the Fund's Manager, selects bonds based primarily on their credit quality and DURATION. In addition, the Fund:

              - Invests in investment grade bonds;

              - Invests a maximum of 25% of its assets in any one industry; and

              - Will hold a bond to maturity or call date, if applicable.

         The Fund may sell the bond sooner if it falls below investment grade, or if the Fund receives other adverse information about an issuer.

         The Fund may lend its portfolio securities with a value of up to 20% of its total assets and may invest:

              - up to 5% of its assets in WARRANTS;

              - up to 10% of its assets in securities of foreign issuers, but only in countries the Manager considers stable and only in securities the Manager considers to be of high quality;

              - up to 10% of its assets in RESTRICTED SECURITIES; and

              - in MORTGAGE-BACKED and ASSET-BACKED SECURITIES.

         INVESTMENT GRADE SECURITIES are either rated Baa or better by Moody's or rated BBB or better by S&P, or are unrated but of comparable quality in the view of the Fund's Manager.

         With respect to a particular bond or other fixed-income security, DURATION is the length of time required to receive the present value of all future interest and principal payments. With respect to the Fund's portfolio, duration means the average duration for all of the bonds and fixed-income securities, weighted by their amounts. Duration provides a measure of the portfolio's sensitivity to interest rate changes. For example, for every 1% rise in interest rates, the price of a bond with a duration of 3 years would decline 3%. Generally, a shorter duration indicates less sensitivity than a longer duration

         A WARRANT is a security that entitles the holder to purchase common stock at a specified price for a defined period.
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         RESTRICTED SECURITIES are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

         ASSET-BACKED SECURITIES are debt securities whose values are based on underlying pools of receivables.

         MORTGAGE-RELATED (including mortgage-backed) SECURITIES are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers.


         PRINCIPAL RISKS

         The main risks associated with investing in the Fund include:

              - market risk;

              - interest rate risk; and

              - credit risk.

         Since the Fund can invest in foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These include losses due to:

              - fluctuating currency values;

              - less liquid markets;

              - greater price volatility;

              - political and economic instability;

              - less publicly available information about issuers;

              - changes in U.S. or foreign tax or currency laws; and

              - changes in monetary policy.

         The risks of investing in foreign securities are likely to be greater for investments in emerging market countries than in developed market countries.

         The Fund's investments may include derivatives such as mortgage-related and asset-backed securities. The Fund may use derivatives to try to enhance returns or reduce the risk of loss (hedge) of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives.

         Prepayment risk is a risk associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, thereby reducing the value of the Fund's investments.
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         The Fund's use of SECURITIES LENDING also presents certain risks. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt and the Fund might not be able to recover either the securities or their value

         The Fund's investments may include restricted securities or illiquid securities. The principal risk of investing in restricted securities and illiquid securities is that they may be difficult to sell.

         The Fund's investments may include warrants. The principal risk of investing in warrants is that the price of the underlying common stock may decline below the exercise price of the warrant.

         In a SECURITIES LENDING transaction, a fund lends securities from its portfolio to a broker-dealer (or other financial institution) for a period of time. The fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date.


3.       SAI Fund Description

Effective December 16, 2002, the second paragraph under the "Eclipse Ultra Short Term Income Fund" section on page 9 of the SAI is amended and restated in its entirety as follows:

         The Fund will pursue its investment objective by investing in a diversified portfolio of investment grade, fixed-income securities (such as bonds), issued by U.S. corporations or issued and guaranteed by the U.S. Government, its agencies and instrumentalities (i.e., U.S. Treasury securities). Securities are selected and weighted in the portfolio with a view toward the achievement of this objective. Under normal market conditions, the Fund seeks to maintain its maximum duration at no more than 13 months. The duration of a fixed-income security indicates the time it will take an investor to recoup his or her investment, and approximates the price sensitivity of a fixed-income security to interest rate changes. It was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's interest payments, final maturity, call features and other factors into one measure. Duration is expressed as a measure of time in years -- the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or bond portfolio's) price. Generally, the higher the interest rate on a bond, the shorter its duration will be.




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